Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000134182
Account Value [Line Items]
Line Graph and Table Measure Name		RESQ Dynamic Allocation Fund
Accumulated Value	$ 9,423		$ 9,162	$ 9,869	$ 10,468	$ 9,815	$ 10,242	$ 10,591	$ 8,426	$ 9,758	$ 11,372	$ 13,616
C000145676
Account Value [Line Items]
Line Graph and Table Measure Name		RESQ Dynamic Allocation Fund
Accumulated Value	10,000		9,652	10,336	10,892	10,151	10,521	10,823	8,558	9,847	11,411	13,584
C000134183
Account Value [Line Items]
Line Graph and Table Measure Name		RESQ Dynamic Allocation Fund
Accumulated Value	100,000		97,592	105,619	112,615	105,963	110,973	115,228	91,968	106,854	125,075	150,461
C000134180
Account Value [Line Items]
Line Graph and Table Measure Name		RESQ Strategic Income Fund
Accumulated Value	9,524		9,303	9,602	9,034	8,955	9,528	9,275	7,663	7,211	8,141	7,384
C000134181
Account Value [Line Items]
Line Graph and Table Measure Name		RESQ Strategic Income Fund
Accumulated Value	100,000		98,019	101,654	96,045	95,823	102,438	100,021	82,903	78,464	88,811	80,964
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	100,000		115,430	136,911	161,433	168,300	193,796	251,944	212,963	259,000	353,150	415,297
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000		10,519	10,527	10,399	11,470	12,271	12,161	10,385	10,452	11,662	11,998
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	100,000		105,193	105,269	103,989	114,696	122,707	121,608	103,854	104,523	116,615	119,978
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Accumulated Value	10,000		11,136	13,159	14,637	14,905	16,456	21,199	17,037	20,777	27,514	32,260
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Accumulated Value	10,000		11,136	13,159	14,637	14,905	16,456	21,199	17,037	20,777	27,514	32,260
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Accumulated Value	100,000		111,358	131,586	146,373	149,048	164,560	211,988	170,368	207,771	275,144	322,601
Dow Jones Conservative Portfolio Index
Account Value [Line Items]
Accumulated Value	10,000		10,605	10,787	10,999	11,575	12,200	12,633	10,600	11,212	12,389	13,157
Dow Jones Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Conservative Portfolio Index
Accumulated Value	$ 100,000		$ 106,054	$ 107,873	$ 109,994	$ 115,751	$ 121,997	$ 126,327	$ 106,000	$ 112,119	$ 123,887	$ 131,571